Condensed Statements of Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 1,237	$ 707	$ 27,825,061	$ (36,259,736)	$ (8,432,731)
Balance (in Shares) at Dec. 31, 2023	12,364,815	7,072,300
Retroactive application of recapitalization	$ (217)	$ (123)	340
Retroactive application of recapitalization (in Shares)	(2,159,935)	(1,235,418)
Issuance of warrants			5,712,588		5,712,588
Net loss				(65,088,786)	(65,088,786)
Balance at Dec. 31, 2024	$ 1,020	$ 584	33,537,989	(101,348,522)	(67,808,929)
Balance (in Shares) at Dec. 31, 2024	10,204,880	5,836,882
Net loss				(35,453,632)	(35,453,632)
Reverse recapitalization, net of expenses	$ (1,020)	$ 3,916	173,821,543		173,824,439
Reverse recapitalization, net of expenses (in Shares)	(10,204,880)	39,163,783
Share based compensation expense		$ 15	6,895,480		6,895,495
Share based compensation expense (in Shares)		142,785
Exercise of Series B warrants		$ 50	(50)
Exercise of Series B warrants (in Shares)		500,000
Issuance of March 2025 closing shares and warrants		$ 75	9,569,109		9,569,184
Issuance of March 2025 closing shares and warrants (in Shares)		750,000
Change in fair value of Series C Warrants			498,771		498,771
Issuance of interest shares		$ 10	646,657		646,667
Issuance of interest shares (in Shares)		102,893
Issuance of placement shares		$ 8	353,242		353,250
Issuance of placement shares (in Shares)		75,000
Balance at Jun. 30, 2025		$ 4,658	225,322,741	(136,802,154)	88,525,245
Balance (in Shares) at Jun. 30, 2025		46,571,343
Balance at Dec. 31, 2024	$ 1,020	$ 584	33,537,989	(101,348,522)	(67,808,929)
Balance (in Shares) at Dec. 31, 2024	10,204,880	5,836,882
Net loss				(69,590,462)	(69,590,462)
Reverse recapitalization, net of expenses	$ (1,020)	$ 3,916	173,821,544		173,824,440
Reverse recapitalization, net of expenses (in Shares)	(10,204,880)	39,163,783
Share based compensation expense		$ 31	9,969,081		9,969,112
Share based compensation expense (in Shares)		306,695
Exercise of Series B warrants		$ 50	(50)
Exercise of Series B warrants (in Shares)		500,000
Issuance of March 2025 closing shares and warrants		$ 75	9,569,109		9,569,184
Issuance of March 2025 closing shares and warrants (in Shares)		750,000
Change in fair value of Series C Warrants			498,771		498,771
Issuance of interest shares		$ 43	1,859,968		1,860,011
Issuance of interest shares (in Shares)		427,979
Issuance of placement shares		$ 8	353,242		353,250
Issuance of placement shares (in Shares)		75,000
Issuance of common stock		$ 142	4,315,128		4,315,270
Issuance of common stock (in Shares)		1,417,544
Balance at Dec. 31, 2025		$ 4,849	233,924,782	(170,938,984)	62,990,647
Balance (in Shares) at Dec. 31, 2025		48,477,883
Net loss				(38,819,463)	(38,819,463)
Share based compensation expense		$ 158	3,353,301		3,353,459
Share based compensation expense (in Shares)		1,580,161
Common stock withheld for employee tax obligations			(949,300)		(949,300)
Common stock withheld for employee tax obligations (in Shares)		(385,601)
Issuance of interest shares		$ 25	613,309		613,334
Issuance of interest shares (in Shares)		247,785
Issuance of Employee Stock Purchase Plan shares		$ 6	85,647		85,653
Issuance of Employee Stock Purchase Plan shares (in Shares)		57,485
Issuance of common stock		$ 440	3,008,581		3,009,021
Issuance of common stock (in Shares)		4,402,410
Issuance of commitment shares		$ 52	785,148		785,200
Issuance of commitment shares (in Shares)		520,000
Issuance of common stock for intellectual property acquisition		$ 12	182,367		182,379
Issuance of common stock for intellectual property acquisition (in Shares)		121,578
Balance at Jun. 30, 2026		$ 5,542	$ 241,003,835	$ (209,758,447)	$ 31,250,930
Balance (in Shares) at Jun. 30, 2026		55,021,701